Document and Entity Information	Sep. 03, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 03, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	000-30833
Entity Registrant Name	Bruker Corporation
Entity Central Index Key	0001109354
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3110160
Entity Address, Address Line One	40 Manning Road
Entity Address, City or Town	Billerica
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01821
City Area Code	978
Local Phone Number	663-3660
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	BRKR
Security Exchange Name	NASDAQ
6.375% Mandatory Convertible Preferred Stock, Series A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.375% Mandatory Convertible Preferred Stock, Series A
Trading Symbol	BRKRP
Security Exchange Name	NASDAQ